Income Tax Expenses - Reconciliation between Income Tax Expenses Computed by Applying PRC Enterprise Tax Rate Before Income Taxes and Actual Provision (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Income from operations in the PRC	¥ 321,090		¥ 93,910	¥ 106,868
Income (loss) from overseas entities	17,930		(4,499)	1,090
Income before income tax expenses	339,020	$ 48,697	89,411	107,958
Tax expense at PRC enterprise income tax rate of 25%	84,755		22,353	26,990
Income tax on tax holiday	(31,493)		(9,632)	(10,989)
Tax effect of permanence differences	(12,147)		(7,871)	(2,640)
Change in valuation allowance	1,592		602	760
Effect of share-based compensation	6,475		17,492	873
Effect of income tax in jurisdictions other than the PRC	(3,992)		1,117	(276)
Income tax expenses	¥ 45,190	$ 6,491	¥ 24,061	¥ 14,718